GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
LETTER TO SHAREHOLDERS
Dear Shareholder:
    We are pleased to report the performance for General New York Municipal
Money Market Fund for the 12-month reporting period ended November 30, 1997 as shown in the following table:
                                                                       YIELD                   EFFECTIVE YIELD*
                                                                   ______________               ________________
           Class A Shares.........................                      2.94%                        2.98%
           Class B Shares.........................                      2.65%                        2.68%

Money Market Overview
    The U.S. economy continued to grow solidly during recent months, although there were signs of a slowdown ahead as the period drew to a close. Growth in the Gross Domestic Product (GDP) remained strong during the second quarter of 1997, at 3.3%, and fall data seemed to indicate more of the same for the third quarter. Construction of new homes and apartments unexpectedly rose in October, while retailing results improved and product orders stayed strong. Job gains were also healthy, and the unemployment rate dipped to a 24-year low. Weakness began to emerge, however, with a sharp widening in the September trade gap, probably representing the first sign that Asia's financial turmoil is slowing U.S. growth. Recent orders for big-ticket durables also suggested some economic deceleration, as did a drop in November's National Association of Purchasing Managers' factory index, which has declined three of the last four months.
    Although strong economic growth and tightening employment conditions have kept market participants on edge about the potential for rising inflation, the actual inflation picture has improved. The highly reliable, broadly based core GDP chain weight price index was up only 1.6% over the past four quarters, and has been demonstrating a clear decelerating trend. In fact, the Federal Reserve Board's Open Market Committee left the Federal Funds target rate unchanged at its November meeting, and has not raised it since last March. Short-term rates have responded accordingly and remained in a trading range throughout most of the period.
Market Environment/Portfolio Focus
    While the Federal Reserve Board remained quiet over the summer months, market technicals (i.e. supply/demand) played a major role in the short-term municipal market. Supply of one-year notes dissipated as many securities matured in late June and July. This increase in investable assets marketwide placed temporary downward pressure on yields. In the weeks to follow, issuers returned to the market with their summer financings alleviating the supply and demand imbalance. During this period, your Fund selectively purchased high-quality New York tax-exempt notes which allowed your Fund to diversify and extend out on the one-year yield curve. Since that time, the market for one-year paper has remained in a trading range. With the relatively flat yield curve environment that existed, we did not need to extend your Fund's average maturity significantly in order to capture and lock in attractive rates.
    As year-end approaches, we expect to see a temporary rise in short-term rates as a result of corporate "window dressing." In addition, dealers generally price securities at attractive levels in order to keep their year-end inventory to a minimum. This situation tends to reverse itself in early January as investors return to the marketplace and demand for short-term municipals increases. As a result, over year-end we expect to see some volatility in short-term yields but then the market should stabilize. During this period, we will attempt to minimize the volatility in rates for your Fund by purchasing commercial paper or short notes which mature beyond January. As always, new investments will continue to meet the high credit quality standards which we require and to provide a significant level of liquidity, commensurate with the needs of your Fund.

    Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope you find them informative. Please know that we greatly appreciate your continued confidence in the Fund and in The Dreyfus Corporation.
                              Very truly yours,

                             (Richard J. Moynihan SIGNATURE LOGO)
                              Richard J. Moynihan
                              Director, Municipal Portfolio Management
                              The Dreyfus Corporation
December 18, 1997
New York, N.Y.
* Effective yield takes into account the effect of compounding and is based upon dividends declared daily and reinvested monthly.

GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS                                   NOVEMBER 30, 1997
                                                                                                     Principal
Tax Exempt Investments-100.0%                                                                          Amount          Value
                                                                                                  _____________     _____________

New York-95.4%
Buffalo, RAN 4.40%, 8/5/98 (LOC; Landesbank Hessen) (a).....................                      $   9,000,000     $   9,034,465
Erie County, RAN 4.50%, Series A, 6/25/98 (LOC; Union Bank of Switzerland) (a)                        9,000,000         9,034,228
Erie County Water Authority, Water Revenue, VRDN
  3.75%, Series A
    (Insured; AMBAC and Liquidity Facility; National Bank of Australia) (b).                          9,000,000         9,000,000
Half Hallow Hills Central School District, TAN
  (Huntington and Babylon) 4%, 6/26/98......................................                         11,750,000        11,760,879
Town of Islip Industrial Development Agency, IDR, VRDN
  (Brentwood Distribution Project) 3.85% (LOC; Fleet Bank) (a,b)............                          1,000,000         1,000,000
Longwood Central School District, TAN 4.35%, 6/30/98........................                         10,000,000        10,022,208
Metropolitan Transport Authority, Commuter Facilities Revenue, VRDN
  4.15% (LOC: Bank of Tokyo-Mitsubishi, Industrial Bank of Japan, JP Morgan,
  Morgan Trust Guaranty Trust Co., National Westminster Bank and
  Sumitomo Bank) (a,b)......................................................                         12,100,000        12,100,000
Municipal Assistance Corporation, CP:
  3.60%, Series 2, 12/10/97 (LOC; Landesbank Hessen) (a)....................                         12,000,000        12,000,000
  3.75%, Series 2, 2/25/98 (LOC; Landesbank Hessen) (a).....................                         13,000,000        13,000,000
New York City:
  CP 3.70%, 12/11/97 (Insured; AMBAC and Liquidity Facility; Krediet Bank)..                         12,000,000        12,000,000
  RAN 4.50%, Series A, 6/30/98 (LOC: Bayerische Landesbank, Landesbank Hessen,
    Morgan Guaranty Trust Co., National Westminster Bank, Societe Generale and
    Westdeutsche Landesbank) (a)............................................                         10,000,000        10,036,066
  VRDN:
    4%, Series A-6 (LOC; Landesbank Hessen) (a,b)...........................                         10,000,000        10,000,000
    3.85%, Series E-2 (LOC; Morgan Guaranty Trust Co.) (a,b)................                          9,400,000         9,400,000
    3.85%, Series E-3 (LOC; Morgan Guaranty Trust Co.) (a,b)................                          8,500,000         8,500,000
New York City Health and Hospital Corporation, Health Systems Revenue, VRDN
  3.90%, Series A (LOC; Morgan Guaranty Trust Co.) (a,b)....................                         10,000,000        10,000,000
New York City Housing Development Corporation, Mortgage Revenue, VRDN:
  (Multi-Family-York Avenue Development Project) 3.90% (LOC; Midland Bank)
     (a,b)....                                                                                        8,000,000         8,000,000
  (Park Gate Tower) 3.85% (LOC; Citibank) (a,b).............................                          2,285,000         2,285,000
  (Residential-East 17th St) 3.90%, Series A (LOC; Chase Manhattan Bank) (a,b).                      12,200,000        12,200,000
New York City Industrial Development Agency, VRDN:
  Civil Facility Revenue (Children's Oncology Society/Ronald McDonald House)
    3.75% (LOC; Barclays Bank) (a,b)........................................                          2,900,000         2,900,000
  IDR:
    (Field Hotel Association JFK Project) 3.80% (LOC; Credit Agricole-
      Indosuez) (a,b)....                                                                             5,000,000         5,000,000
    (La Guardia Association Project) 3.80% (LOC; Credit Agricole-Indosuez)
      (a,b)..........                                                                                 8,900,000         8,900,000
New York City Municipal Water Finance Authority, Water and Sewer System, VRDN
  3.85%, Series C (Insured; FGIC and Liquidity Facility; FGIC) (b)..........                          2,000,000         2,000,000
New York City Trust, Cultural Resource Revenue, Refunding, VRDN
  (American Museum of Natural History)
  3.75%, Series A (Insured; MBIA and Liquidity Facility; Credit Suisse) (b).                          3,000,000         3,000,000

GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)                        NOVEMBER 30, 1997
                                                                                                     Principal
Tax Exempt Investments (continued)                                                                      Amount            Value
                                                                                                  _____________     _____________
New York (continued)
New York State, CP 3.75%, 1/22/98 (Liquidity Facility; Westdeutsche Landesbank)                   $   7,000,000     $   7,000,000
New York State Energy, Research and Development Authority:
  Electric Facilities Revenue, VRDN (LILCO Project)
    4.15%, Series B (LOC; Toronto-Dominion Bank) (a,b)......................                          8,000,000         8,000,000
  PCR:
    Bonds:
      (LILCO Project)
        3.60%, Series B, 3/1/98 (LOC; Deutsche Bank) (a)....................                          5,470,000         5,470,000
      (New York State Electric and Gas Corp.)
        3.60%, Series D, 12/1/97 (LOC; Union Bank of Switzerland) (a).......                         10,000,000        10,000,000
  VRDN:
    (Central Hudson Gas and Electric Project)
      3.95%, Series A (LOC; Union Bank of Switzerland) (a,b)................                          7,800,000         7,800,000
    (Niagara Mohawk Power Corp.)
      4.10%, Series A (LOC; Morgan Guaranty Trust Co.) (a,b)................                          5,000,000         5,000,000
      4.10%, Series B (LOC; Morgan Guaranty Trust Co.) (a,b)................                         13,100,000        13,100,000
New York State Housing Finance Agency, Revenue, VRDN:
  Contract Obligation 3.80%, Series A (LOC; Commerzbank) (a,b)..............                         14,400,000        14,400,000
  (Normandie Court I Project)
    3.85% (LOC; Landesbank Hessen) (a,b)....................................                          8,000,000         8,000,000
New York State Local Government Assistance Corporation, VRDN:
  3.80%, Series A (LOC: Credit Suisse and Union Bank of Switzerland) (a,b)..                          2,000,000         2,000,000
  3.90%, Series B (LOC; Credit Suisse) (a,b)................................                         31,200,000        31,200,000
New York State Medical Care Facilities Finance Agency, Revenue, VRDN
  (Pooled Equipment Loan Program):
    3.80%, Series A (LOC; Chase Manhattan Bank) (a,b).......................                          7,370,000         7,370,000
    3.90%, Series 1 (LOC; Chase Manhattan Bank) (a,b).......................                         17,500,000        17,500,000
New York State Power Authority:
  CP 3.85%, 3/12/98 (LOC: Bank of America, The Bank of New York,
    Bank of Nova Scotia, Bank of Tokyo-Mitsubishi, Chase Manhattan Bank,
    Citibank, Industrial Bank of Japan and Sanwa Bank) (a)..................                         20,000,000        20,000,000
  Revenue, General Purpose Junior Lein
    3.75%, 3/1/98 (Liquidity Facility: Bank of America, Bank of Tokyo-
       Mitsubishi,
    Morgan Guaranty Trust Co. and Sumitomo Bank)............................                         11,500,000        11,500,000
Onondaga County Industrial Development Agency, IDR, VRDN (Edgecomb Metals Co.
       Project)
  3.85% (LOC; Banque Nationale de Paris) (a,b)..............................                          2,000,000         2,000,000
Oyster Bay, BAN 4%, 1/30/98.................................................                         10,000,000        10,004,788
Port Authority of New York and New Jersey, Special Obligation Revenue, VRDN
  (Versatile Structure) 3.85%, Series 3 (Liquidity Facility; Morgan Guaranty
     Trust Co.) (b).....                                                                              8,000,000         8,000,000
Rochester, BAN 4%, Series I, 3/10/98........................................                         25,000,000        25,019,582
Rockland County, RAN 4.25%, 4/15/98.........................................                          9,000,000         9,012,817
Suffolk County, TAN
  4.25%, Series II, 9/10/98 (LOC: Canadian Imperial Bank of Commerce,
  National Westminster Bank and Westdeutsche Landesbank) (a)................                         16,000,000        16,047,690

GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1997
                                                                                                    Principal
Tax Exempt Investments (continued)                                                                     Amount             Value
                                                                                                  _____________     _____________

New York (continued)
Triborough Bridge and Tunnel Authority, Special Obligation, VRDN
  3.75% (Insured; FGIC and Liquidity Facility; FGIC) (b)....................                      $  25,700,000     $  25,700,000
Yonkers Industrial Development Authority, Civic Revenue, Consumers Union
Facilities,
  VRDN 3.75% (Insured; AMBAC and Liquidity Facility; Credit Local de France)
    (b)................................                                                               3,400,000         3,400,000
U.S. Related-4.6%
Commonwealth of Puerto Rico Government Development Bank, Refunding, CP
  3.85%, 12/4/97............................................................                         22,000,000        22,000,000
                                                                                                                    _____________
TOTAL INVESTMENTS
  (cost $480,697,723).......................................................                                         $480,697,723
                                                                                                                    =============
Summary of Abbreviations
_________________________________________________________________________________________________________________________________
AMBAC         American Municipal Bond Assurance Corporation    MBIA        Municipal Bond Investors Assurance
BAN           Bond Anticipation Notes                                         Insurance Corporation
CP            Commercial Paper                                 PCR      Pollution Control Revenue
FGIC          Financial Guaranty Insurance Company             RAN      Revenue Anticipation Notes
IDR           Industrial Development Revenue                   TAN      Tax Anticipation Notes
LOC           Letter of Credit                                 VRDN     Variable Rate Demand Notes
Summary of Combined Ratings (Unaudited)
__________________________________________________________________________________________________________________________________
Fitch (c)              or          Moody's             or         Standard & Poor's           Percentage of Value
_______                            ________                       _________________           ___________________
F1+/F1                             VMIG1/MIG1,P1 (d)              SP1+/SP1,A1+/A1 (d)               88.3%
AAA/AA (e)                         Aaa/Aa (e)                     AAA/AA (e)                          .4
Not Rated (f)                      Not Rated (f)                  Not Rated (f)                     11.3
                                                                                                   _______
                                                                                                   100.0%
                                                                                                   =======
Notes to Statement of Investments:
______________________________________________________________________________
    (a)  Secured by letters of credit. At November 30, 1997, 64.5% of the
   Fund's net assets are backed by letters of credit issued by domestic banks, foreign banks and brokerage firms of which Landesbank Hessen and
   Morgan Guaranty Trust Co. provided letters of credit to 11.1% and 10.3%, respectively, of the Fund's net assets.
    (b)  Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.
    (c)  Fitch currently provides creditworthiness information for a limited number of investments.
    (d)  P1 and A1 are the highest ratings assigned tax exempt commercial paper by Moody's and Standard & Poor's, respectively.
    (e)  Notes which are not F, MIG or SP rated are represented by bond ratings of the issuers.
    (f)  Securities which, while not rated by Fitch, Moody's and Standard &
   Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.
SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES                        NOVEMBER 30, 1997
                                                                                                      Cost                Value
                                                                                                  _____________    _____________
ASSETS:                 Investments in securities-See Statement of Investments.                   $ 480,697,723    $ 480,697,723
                        Interest receivable........................                                                    3,372,248
                        Prepaid expenses and other assets..........                                                       21,965
                                                                                                                   _____________
                                                                                                                     484,091,936
                                                                                                                   _____________
LIABILITIES:            Due to The Dreyfus Corporation and affiliates                                                    192,914
                        Due to Distributor.........................                                                        3,361
                        Cash overdraft due to Custodian............                                                      900,179
                        Accrued expenses...........................                                                       76,611
                                                                                                                   _____________
                                                                                                                       1,173,065
                                                                                                                   _____________
NET ASSETS..................................................................                                        $482,918,871
                                                                                                                   =============
REPRESENTED BY:         Paid-in capital............................                                                $ 482,985,257
                        Accumulated net realized gain (loss) on investments                                              (66,386)
                                                                                                                   _____________
NET ASSETS..................................................................                                       $ 482,918,871
                                                                                                                   =============
                                                  NET ASSET VALUE PER SHARE
                                                _____________________________
                                                                                                       Class A          Class B
                                                                                                  _____________     _____________
Net Assets..................................................................                      $ 440,750,017     $  42,168,854
Shares Outstanding..........................................................                        440,816,514        42,168,743
NET ASSET VALUE PER SHARE...................................................                              $1.00             $1.00
                                                                                                          =====             =====
SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
STATEMENT OF OPERATIONS                                           YEAR ENDED NOVEMBER 30, 1997
INVESTMENT INCOME
INCOME                  Interest Income................................                                             $  18,697,904
EXPENSES:               Management fee-Note 2(a).......................                           $   2,599,539
                        Shareholder servicing costs-Note 2(c)..........                                 709,633
                        Distribution fees (Class B)-Note 2(b)..........                                  80,288
                        Custodian fees.................................                                  53,069
                        Professional fees..............................                                  46,381
                        Trustees' fees and expenses-Note 2(d)..........                                  28,165
                        Registration fees..............................                                  19,738
                        Prospectus and shareholders' reports...........                                  18,206
              Miscellaneous..................................                                            15,302
                                                                                                  _____________
                          Total Expenses                                                              3,570,321
              Less-reduction in shareholder servicing costs due to
                     undertaking-Note 2(c)                                                             (33,165)
                                                                                                  _____________
                          Net Expenses                                                                                 3,537,156
                                                                                                                   _____________
INVESTMENT INCOME-NET.................................................                                                15,160,748
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-Note 1(b):
             Net realized gain (loss) on investments.......                                    $       1,107
             Net unrealized appreciation (depreciation) on investments                                (1,333)
                                                                                                  _____________
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................                                                      (226)
                                                                                                                    _____________
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................                                             $  15,160,522
                                                                                                                    =============
SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
                                                                                          Year Ended                Year Ended
                                                                                      November 30, 1997         November 30, 1996
                                                                                      __________________        _________________
OPERATIONS:
  Investment income-net...............................................                $       15,160,748       $      16,442,912
  Net realized gain (loss) on investments.............................                             1,107                -----
  Net unrealized appreciation (depreciation) on investments...........                            (1,333)                  1,333
                                                                                      __________________       _________________
      Net Increase (Decrease) in Net Assets Resulting from Operations.                        15,160,522              16,444,245
                                                                                      __________________       _________________
DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income-net:
    Class A shares....................................................                       (14,099,515)            (15,817,725)
    Class B shares....................................................                        (1,061,233)               (625,187)
                                                                                      __________________       _________________
      Total Dividends.................................................                       (15,160,748)            (16,442,912)
                                                                                      __________________       _________________
BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):
  Net proceeds from shares sold:
    Class A shares....................................................                     1,232,077,695           1,178,019,825
    Class B shares....................................................                        88,699,944              92,365,836
  Dividends reinvested:
    Class A shares....................................................                        13,492,714              15,007,966
    Class B shares....................................................                         1,060,123                 625,187
  Cost of shares redeemed:
    Class A shares....................................................                    (1,312,357,416)         (1,321,504,908)
    Class B shares....................................................                       (83,789,854)            (56,792,597)
                                                                                      __________________       _________________
      Increase (Decrease) in Net Assets from Beneficial Interest
             Transactions............................................                        (60,816,794)            (92,278,691)
                                                                                      __________________        _________________
        Total Increase (Decrease) in Net Assets.......................                       (60,817,020)            (92,277,358)
NET ASSETS:
  Beginning of Period.................................................                       543,735,891             636,013,249
                                                                                      __________________       _________________
  End of Period.......................................................                $      482,918,871       $     543,735,891
                                                                                      ==================       =================
SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.
                                                                                  Class A Shares
                                                               ________________________________________________________
                                                                               Year Ended November 30,
                                                               ________________________________________________________
PER SHARE DATA:                                                  1997        1996        1995        1994        1993
                                                                ______      ______      ______      ______      ______
    Net asset value, beginning of period.........              $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                                ______      ______      ______      ______      ______
    Investment Operations:
    Investment income-net........................                  .029        .028        .032        .023        .020
                                                                ______      ______      ______      ______      ______
    Distributions:
    Dividends from investment income-net.........                 (.029)      (.028)      (.032)      (.023)      (.020)
                                                                ______      ______      ______      ______      ______
    Net asset value, end of period...............              $  1.00     $  1.00     $  1.00     $  1.00    $  1.00
                                                                ======      ======      ======      ======      ======
TOTAL INVESTMENT RETURN..........................                 2.98%       2.84%       3.28%       2.34%       2.00%
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets......                  .66%        .68%        .58%        .34%        .32%
    Ratio of net investment income
      to average net assets......................                 2.94%       2.80%       3.23%       2.33%       1.98%
    Decrease reflected in above expense ratios
      due to undertakings by the Manager.........                  -           -           .05%        .32%        .35%
    Net Assets, end of period (000's Omitted)....              $440,750    $507,537    $636,013    $689,918    $612,441
SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
    Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.
                                                                                               Class B Shares
                                                                                       ______________________________
                                                                                          Year Ended November 30,
                                                                                       ______________________________
PER SHARE DATA:                                                                          1997        1996         1995(1)
                                                                                        ______      ______      ______
    Net asset value, beginning of period..............                                 $  1.00     $  1.00     $  1.00
                                                                                        ______      ______      ______
    Investment Operations:
    Investment income-net..............................                                    .027        .025        .006
                                                                                        ______      ______      ______
    Distributions:
    Dividends from investment income-net............                                      (.027)      (.025)      (.006)
                                                                                        ______      ______      ______
    Net asset value, end of period..................                                   $  1.00     $  1.00     $  1.00
                                                                                        ======      ======      ======
TOTAL INVESTMENT RETURN...............................................                    2.68%       2.55%       2.82%(2)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets...............................                 .95%        .95%       1.04%(2)
    Ratio of net investment income
      to average net assets...............................................                2.64%       2.47%       3.64%(2)
    Decrease reflected in above expense ratios
      due to undertakings by the Manager..................................                 .08%        .16%         -
    Net Assets, end of period (000's Omitted).............................             $42,169     $36,199          -
(1)    From September 8, 1995 (commencement of initial offering) to
       November 30, 1995.
(2)    Annualized.
SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    General New York Municipal Money Market Fund (the "Fund") is registered under the Investment Company Act of 1940 ("Act") as a non-diversified open-end management investment company. The Fund's investment objective is to maximize current income exempt from Federal, New York State and New York City income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.
    Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares, which are sold to the public without a sales load. The Fund is authorized to issue an unlimited number of $.001 par value shares in the following classes of shares: Class A and Class B. Class A shares and Class B shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and, in addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares.
    It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.
    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
    (a) Portfolio valuation: Investments in securities are valued at amortized cost, which has been determined by the Fund's Board of Trustees to represent the fair value of the Fund's investments.
    (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.
    The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.
    (c) Dividends to shareholders: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.
    (d) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Internal
Revenue Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.
    The Fund has an unused capital loss carryover of approximately $66,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 1997. If not applied, $8,000 of the carryover expires in fiscal 1998, $40,000 expires in fiscal 2002 and $18,000 expires in fiscal 2003.

GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
    At November 30, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 2-MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the Fund's average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed
1 1\2% of the value of the Fund's average net assets, the Fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended November 30, 1997, there was no expense reimbursement pursuant to the Agreement.
    (b) Under the Distribution Plan with respect to Class B ("Class B Distribution Plan"), adopted pursuant to Rule 12b-1 under the Act, the Fund directly bears the cost of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan. In addition, the Fund reimburses the Distributor for payments made to third parties for distributing the Fund's Class B shares at an aggregate annual rate of .20 of 1% of the value of the average daily net assets of Class B. During the period ended November 30, 1997, the Fund was charged $80,288 pursuant to the Class B Distribution Plan.
    (c) Under the Shareholder Services Plan with respect to Class A ("Class A Shareholder Services Plan"), the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net of assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 1997, the Fund was charged $429,622 pursuant to the Class A Shareholder Services Plan.
    Under the Shareholder Services Plan with respect to Class B ("Class B Shareholder Services Plan"), the Fund pays the Distributor, at an annual rate of .25 of 1% of the value of the average daily net assets of Class B shares for servicing shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of their services. The Distributor determines the amounts to be paid to Service
Agents.
    The Manager had undertaken, through June 30, 1997, that if the aggregate expenses of Class B of the Fund, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed .95 of 1% of the value of the average daily net assets of Class B, the Manager will reimburse the expenses of the Fund under the Shareholder Services Plan relating to Class B to the extent of any excess expense and up to the full fee payable under such Plan. During the period ended November 30, 1997, the Fund was charged $100,360, of which $33,165 was reimbursed by the Manager.
    The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended November 30, 1997, the Fund was charged $176,157 pursuant to the transfer agency agreement.
    (d) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.


GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
Shareholders and Board of Trustees
General New York Municipal Money Market Fund
    We have audited the accompanying statement of assets and liabilities of General New York Municipal Money Market Fund, including the statement of investments, as of November 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General New York Municipal Money Market Fund at November 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.

                          [ERNST & YOUNG LLP signature logo]

New York, New York
January 9, 1998


GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
IMPORTANT TAX INFORMATION (UNAUDITED)
    In accordance with Federal tax law, the Fund hereby designates all the dividends paid from investment income-net during the fiscal year ended November 30, 1997 as "exempt-interest dividends" (not subject to regular Federal and, for individuals who are New York residents, New York State and New York City personal income taxes).


Registration Mark
[Dreyfus lion "d" logo]
GENERAL NEW YORK MUNICIPAL
MONEY MARKET FUND
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
The Bank of New York
90 Washington Street
New York, NY 10286
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940









Printed in U.S.A.                       574/700AR9711
General New York
Municipal Money
Market Fund
Annual Report
November 30, 1997
Registration Mark
[Dreyfus logo]